GUARANTEES (Tables)	12 Months Ended
Oct. 31, 2011
Guarantees [Abstract]
Standard Warranty
A summary of the standard warranty accrual activity is shown in the table below. The standard warranty accrual balances are held in other accrued and other long-term liabilities.

	October 31,
	2011	2010
	(in millions)
Balance as of October 31, 2010 and 2009	$45	$28
Reserve acquired upon close of Varian acquisition	—	13
Accruals for warranties issued during the period	61	57
Changes in estimates	11	(4)
Settlements made during the period	(67)	(49)
Balance as of October 31, 2011 and 2010	$50	$45